Exploration Contracts (Tables)	12 Months Ended
Dec. 31, 2021
Exploration Contracts.
Summary of reconciliation of the Company's exploration licenses

		Marawa
	NORI	Option	TOML
	Contract	Agreement	Contract	Total
December 31, 2019	$250	$199	$—	$449
TOML Acquisition (Note 7)	—	—	42,701	42,701
December 31, 2020	$250	$199	$42,701	$43,150
December 31, 2021	$250	$199	$42,701	$43,150

Schedule of breakdown of exploration expenses

		NORI	Marawa	TOML
		Exploration	Option	Exploration
For the year ended December 31, 2021	General	Contract	Agreement	Contract	Total
Exploration labor	$—	$2,769	$606	$672	$4,047
Offshore campaigns	—	38,956	33	43	39,032
Share-based compensation (Note 16)	—	17,116	4,401	5,453	26,970
Amortization	—	448	—	4	452
External consulting	12	6,403	200	199	6,814
Travel, workshop and other	—	1,064	123	254	1,441
PMTS	—	11,400	1,425	1,425	14,250
	$12	$78,156	$6,788	$8,050	$93,006

		NORI	Marawa	TOML
		Exploration	Option	Exploration
For the year ended December 31, 2020	General	Contract	Agreement	Contract	Total
Exploration labor	$—	$1,558	$722	$501	$2,781
Offshore campaigns	—	23,119	2,619	2,255	27,993
Share-based compensation (Note 16)	—	449	276	108	833
Amortization	—	556	—	6	562
External consulting	40	2,829	650	649	4,168
Travel, workshop and other	—	664	191	22	877
PMTS	—	9,333	1,167	1,167	11,667
	$40	$38,508	$5,625	$4,708	$48,881